TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expenses are comprised as follows:
Current	$ 1,537	$ 863	$ 7
Deferred	106	(382)	36
Domestic
Foreign	1,643	481	43
Income tax expense	$ 1,643	$ 481	$ 43